Share-Based Compensation - Summary Of Continuity RSUs (Detail) - Restricted share units [member] - Financial Year 2025 Plan [Member]		9 Months Ended	12 Months Ended
	Jun. 18, 2024 yr	Dec. 31, 2024 shares	Dec. 31, 2025 shares
Disclosure Of Terms And Conditions Of Restricted Share based Payment Arrangement [Line Items]
Opening balance		607,252	1,037,229
Granted	569,536	569,536	565,016
Dividend equivalents and other adjustments, net of cancellations		(75,279)	(406,844)
Vested and settled		(64,280)	0
Ending balance		1,037,229	1,195,401